Jul. 27, 2026
Invesco BulletShares 2031 Corporate Bond ETF | Except for Invesco Investment Grade Defensive ETF
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.